Derivative Instruments (Offsetting Derivative Liabilities) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 19,165,365
Gross amounts offset in the Statement of Financial Condition	(7,451,830)
Net amounts of liabilities presented in the Statement of Financial Condition	11,713,535
Collateral Pledged	11,713,535
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	$ 4,571,013
Collateral Pledged	4,571,013
Net Amount
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	7,142,522
Collateral Pledged	7,142,522
Net Amount
Forward Currency Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	19,165,365
Gross amounts offset in the Statement of Financial Condition	(7,451,830)
Net amounts of liabilities presented in the Statement of Financial Condition	11,713,535
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	7,086,206
Gross amounts offset in the Statement of Financial Condition	(2,515,193)
Net amounts of liabilities presented in the Statement of Financial Condition	4,571,013
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	12,079,159
Gross amounts offset in the Statement of Financial Condition	(4,936,637)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 7,142,522